UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-22802

FS GLOBAL CREDIT OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

Cira Centre
2929 Arch Street, Suite 675
Philadelphia, Pennsylvania 19104
 (Address of principal executive offices)(Zip code)

Michael C. Forman
FS Global Credit Opportunities Fund
Cira Centre
2929 Arch Street, Suite 675
Philadelphia, Pennsylvania 19104
 (Name and address of agent for service)

Registrant’s telephone number, including area code:  (215) 495-1150

Date of fiscal year end:  December 31

Date of reporting period:  July 1, 2012 – June 30, 2013

Item 1.  Proxy Voting Record.

FS Global Credit Opportunities Fund (the “Fund”) did not commence investment operations during the period covered by this report on Form N-PX.  As such, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period from July 1, 2012 through June 30, 2013 with respect to which the Fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund

By:	/s/ Michael C. Forman
Name: Michael C. Forman
Title: President and Chief Executive Officer

Date: August 12, 2014